INVESTMENTS (OFFSETTING COLLATERAL) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 133	$ 89
Colleteral Securities (Received)	(7)	(6)
Collateral Cash (Received)	(51)	(18)
Net Amounts	75	65
Counterparty A
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	4	3
Collateral Cash (Received)	(4)	(3)
Net Amounts	0	0
Counterparty V
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	7	1
Collateral Cash (Received)	(7)	(1)
Net Amounts	0	0
Counterparty F
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	7	2
Collateral Cash (Received)	(8)	(2)
Net Amounts	(1)	0
Counterparty G
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	4	2
Collateral Cash (Received)	(4)	(2)
Net Amounts	0	0
Counterparty H
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	25	6
Colleteral Securities (Received)	(7)	(6)
Collateral Cash (Received)	(19)	0
Net Amounts	(1)	0
Counterparty K
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	9	7
Collateral Cash (Received)	(9)	(7)
Net Amounts	0	0
Counterparty L
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	0	2
Collateral Cash (Received)	0	(2)
Net Amounts	0	0
Counterparty T
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	0	1
Collateral Cash (Received)	0	(1)
Net Amounts	0
Total Derivatives
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	56	24
Colleteral Securities (Received)	(7)	(6)
Collateral Cash (Received)	(51)	(18)
Net Amounts	(2)	0
Other Financial Instruments
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	77	65
Collateral Cash (Received)		0
Net Amounts	$ 77	$ 65